Schedule of Asset Retirement Obligations (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1	$ 187,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2	171,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3	155,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 7	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 8	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 9	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 10	203,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 11	187,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 12	$ 171,395